Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net earnings	$ 36,044	$ 32,594	$ 23,526
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $2,901, $1,398, and $271, respectively	8,200	(3,950)	437
Reclassification adjustment for net losses included in net earnings, net of taxes of $70, $170, and $67, respectively	198	480	108
Other comprehensive earnings (losses)	8,398	(3,470)	545
Comprehensive earnings	$ 44,442	$ 29,124	$ 24,071